HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale	The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2023 and December 31, 2022:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Investment properties	$1,099	$300
Equity accounted investments	—	276
Property, plant and equipment	5	—
Accounts receivable and other assets	26	—
Assets held for sale	1,130	576
Liabilities associated with assets held for sale	$811	$—

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2023 and the year ended December 31, 2022:

(US$ Millions)	Six months ended Jun. 30, 2023	Twelve months ended Dec. 31, 2022
Balance, beginning of period	$576	$10,510
Reclassification to assets held for sale, net	877	1,208
Disposals	(326)	(11,110)
Fair value adjustments	(42)	261
Foreign currency translation	1	(290)
Acquisition of Foreign Investments(1)	47	—
Other	(3)	(3)
Balance, end of period	$1,130	$576
(1)See Note 28, Related Parties for further information on the Acquisition of Foreign Investments.